Schedule of activity of warrants (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Warrants
Opening balance	$ 6,465,936	$ 761,495
Issue of warrants	4,804	6,532,539
Warrants expired		(674,600)
Warrants cancelled		(153,498)
Closing balance	$ 6,470,740	$ 6,465,936